Note 8 - Segments and Significant Group Concentrations of Credit Risk - Results of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest income	$ 1,458,000	$ 1,483,000
Interest expense	390,000	160,000
Income before provision for credit losses	1,068,000	1,323,000
Provision for credit losses	0	0
Income after provision for credit losses	1,068,000	1,323,000
Other income	35,000	36,000
Noninterest expense (see note)	1,230,000	1,250,000
Income before taxes	(127,000)	109,000
Income tax provision (benefit)	(26,977)	23,217
Net income (loss)	(100,000)	86,000
Cash and cash equivalents	9,937,000	1,695,000
Retained Earnings	13,916,000	14,016,000
Operating Segments [Member]
Interest income	1,458,000	1,483,000
Interest expense	390,000	160,000
Income before provision for credit losses	1,068,000	1,323,000
Provision for credit losses	0	0
Income after provision for credit losses	1,068,000	1,323,000
Other income	35,000	36,000
Noninterest expense (see note)	1,230,000	1,250,000
Income before taxes	(127,000)	109,000
Income tax provision (benefit)	(27,000)	23,000
Net income (loss)	(100,000)	86,000
Cash and cash equivalents	9,940,000	1,710,000
Retained Earnings	$ 13,916,000	$ 14,016,000